PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2025	2024
Property	$492,941	$1,627,658
Leasehold improvement	—	468,708
Office equipment	146,394	138,800
Vehicles	143,812	137,779
Electronic equipment	110,957	105,151
Less: Accumulated depreciation	(369,049)	(760,608)
	$525,055	$1,717,488

Depreciation expense was $114,191, $188,042 and $228,806 for the years ended December 31, 2025, 2024 and 2023, respectively.

In July 2025, Beijing Xunhuo entered into a sale of property agreement with Beijing Mr. Mo Technology Co., Ltd. (the “Buyer”), pursuant to which Beijing Xunhuo sold certain of its real property for consideration of $988,220 (RMB 7,102,828), of which $779,130 (RMB 5,600,000) was paid in cash and the remaining $209,089 (RMB 1,502,828) would be offset against lease payments under a three - year sale - and - leaseback arrangement. Under the lease arrangement, Beijing Xunhuo would lease back certain property for a term of three years. On the date of sale of property, the cost and accumulated depreciation of properties were $1,173,368 and $157,916, respectively. On the same date, the Company also disposed of leasehold improvement underlying the properties, of which the cost and accumulated depreciation of properties were $475,998 and $369,648, respectively. The Company recorded loss from disposal of properties and leasehold improvement of $133,582.

During the year ended December 31, 2024, the Company disposed of property, office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $578,553. On the date of disposal, the cost and accumulated depreciation of property were $760,615 and $185,755, respectively. On the date of disposal, the cost and accumulated depreciation of electronic equipment were $18,122 and $17,007, respectively. On the date of disposal, the cost and accumulated depreciation of office equipment were $8,325 and $5,747, respectively.

During the year ended December 31, 2023, the Company disposed of office equipment and electronic equipment and recorded loss from disposal of property and equipment of $6,991. On the date of disposal, the cost and accumulated depreciation of electronic equipment were $9,638 and $3,052, respectively. On the date of disposal, the cost and accumulated depreciation of office equipment were $866 and $480, respectively.